SCHEDULE I - ADDITIONAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
SCHEDULE I - ADDITIONAL INFORMATION OF THE PARENT COMPANY
SCHEDULE I - ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENT SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

DOUYU INTERNATIONAL HOLDINGS LIMITED

CONDENSED BALANCE SHEETS

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	3,574,342,723	4,116,400,819	579,782,929
Short-term deposits	1,741,150,000	1,416,540,000	199,515,486
Prepayments	253,238	197,803	27,860
Other current assets	65,929,085	154,904,218	21,817,803
Total current assets	5,381,675,046	5,688,042,840	801,144,078
Investments in subsidiaries and VIEs	1,222,310,375	1,048,858,412	147,728,617
Total assets	6,603,985,421	6,736,901,252	948,872,695
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	23,376,040	39,095,925	5,506,546
Amounts due to subsidiaries and VIEs	338,595	344,337	48,499
Deferred revenue	13,141,069	8,128,004	1,144,805
Total current liabilities	36,855,704	47,568,266	6,699,850
Non-current liabilities	6,570,535	—	—
Total liabilities	43,426,239	47,568,266	6,699,850
Shareholders’ equity
Ordinary shares	23,336	23,336	3,287
Treasury shares	(911,217,013)	(911,217,013)	(128,342,232)
Additional paid-in capital	10,670,286,906	10,670,286,906	1,502,878,478
Accumulated deficit	(3,520,524,817)	(3,485,007,183)	(490,852,996)
Accumulated other comprehensive income	321,990,770	415,246,940	58,486,308
Total shareholders’ equity	6,560,559,182	6,689,332,986	942,172,845
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,603,985,421	6,736,901,252	948,872,695

FINANCIAL STATEMENT SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

DOUYU INTERNATIONAL HOLDINGS LIMITED

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
General and administrative expenses	(83,456,188)	(38,959,768)	(42,927,343)	(6,046,190)
Research and development expenses	(2,454,862)	—	—	—
Equity in loss of subsidiaries and share of loss from VIEs	(505,172,018)	(170,956,497)	(190,965,494)	(26,896,927)
Other operating (expense) income, net	(24,367,660)	42,792,705	19,838,460	2,794,189
Interest income	33,567,582	91,701,152	249,448,848	35,134,135
Foreign exchange gain, net	—	—	123,163	17,347
Net (loss) income	(581,883,146)	(75,422,408)	35,517,634	5,002,554
Other comprehensive (loss) income:
Foreign currency translation adjustment	(123,533,529)	434,612,446	93,256,170	13,134,857
Comprehensive (loss) income	(705,416,675)	359,190,038	128,773,804	18,137,411

FINANCIAL STATEMENT SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

DOUYU INTERNATIONAL HOLDINGS LIMITED

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(581,883,146)	(75,422,408)	35,517,634	5,002,554
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries and share of income (loss) from VIEs	505,172,018	170,956,497	190,965,494	26,896,927
Share-based compensation	12,144,578	6,196,546	—	—
Foreign exchange gain or loss	—	—	(123,163)	(17,347)
Changes in operating assets and liabilities:
Prepayments	(10,586,501)	11,223,022	55,435	7,808
Other current assets	9,623,257	(51,285,121)	(88,851,970)	(12,514,537)
Amounts due from subsidiaries and VIEs	38,099,544	—	—	—
Accrued expenses and other current liabilities	38,682,365	(34,425,208)	15,719,885	2,214,099
Others	(13,015,215)	(10,363,176)	(11,583,600)	(1,631,516)
CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(1,763,100)	16,880,152	141,699,715	19,957,988
Proceeds from disposal of short-term investments	1,370,229,000	1,654,283,000	2,098,625,000	295,585,149
Purchases of short-term investments	(956,355,000)	(2,385,288,000)	(1,778,550,000)	(250,503,528)
Investment in subsidiaries	(424,558,504)	(181,739,530)	(16,196,850)	(2,281,279)
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(10,684,504)	(912,744,530)	303,878,150	42,800,342
Repurchase of ordinary shares	(107,151,908)	(108,967,252)	—	—
CASH USED IN FINANCING ACTIVITIES	(107,151,908)	(108,967,252)	—	—
Effect of foreign exchange rate changes	(123,540,779)	372,915,098	96,480,231	13,588,956
NET DECREASE (INCREASE) IN CASH AND CASH EQUIVALENTS	(243,140,291)	(631,916,532)	542,058,096	76,347,286
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	4,449,399,546	4,206,259,255	3,574,342,723	503,435,643
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	4,206,259,255	3,574,342,723	4,116,400,819	579,782,929

FINANCIAL STATEMENT SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments— Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in income (loss) of subsidiaries and share of income (loss) from VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of equity in income (loss) of subsidiaries and share of income (loss) from VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.For the years ended December 31, 2021, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.0999, as set forth in H.10 statistical release of the Federal Reserve Board on December 29, 2023. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2023, or at any other rate.